Long-term Obligations under Other Financing Arrangements (Tables) - Seaspan [Member]	12 Months Ended
Dec. 31, 2019
Leases [Line Items]
Schedule of Long-term Obligations under Other Financing Arrangements

	2019	2018
Long-term obligations under other financing arrangements	$513.8	$647.7
Deferred financing fees	(5.3)	(7.9)
Long-term obligations under other financing arrangements	508.5	639.8
Current portion of long-term obligations under other financing arrangements	(134.6)	(48.4)
Long-term obligations under other financing arrangements	$373.9	$591.4

Schedule of Repayments Due for Obligations under Other Financing Arrangements	Based on amounts funded, payments due to the counterparties are as follows:
2020	$134.6
2021	32.0
2022	32.6
2023	33.2
2024	26.2
Thereafter	255.2
$513.8